Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows used in operating activities
Net loss from continuing operations	$ (5,524)	$ (5,198)	$ (36,439)
Items not affecting cash:
Depreciation	105	22	20
Share-based compensation	340	506	678
Loss from equity investee	273	175	215
Interest expense	319	307	287
Finance cost	29
Gain on sale of investments	(123)
Unrealized foreign exchange (gains) losses	(176)	249	(1,471)
Deferred revenue finance costs	3,250	2,985
Gain on sale of mining property interest		(353)
Unrealized loss on investments		73
Loss on the Arrangement			33,627
Income tax recovery			(72)
Other	5	(9)	11
Cash Flows From Used In Operations Before Changes In Working Capital	(1,502)	(1,243)	(3,144)
Changes in non-cash operating working capital:
(Increase) decrease in receivables and prepaids	(54)	333	(354)
(Decrease) increase in accounts payable and accruals	(260)	133	(102)
Discontinued operations			604
Cash Flows From Used In Operating Activities	(1,816)	(777)	(2,996)
Cash flows from (used in) investing activities
Proceeds from sale of investments	1,035
Net cash outflow on sale of mining property interest		(120)
Purchase of equipment		(6)	(100)
Cash paid in connection with the Arrangement			(8,843)
Cash Flows From Used In Investing Activities	1,035	(126)	(8,943)
Cash flows (used in) from financing activities
Repayment of lease liability	(80)
Proceeds from issuance of common shares – share options	46	165	199
Proceeds from issuance of common shares – private placement			5,038
Cash Flows From Used In Financing Activities	(34)	165	5,237
Decrease in cash and cash equivalents	(815)	(738)	(6,702)
Cash and cash equivalents - beginning of year	6,154	7,068	13,391
Effect of exchange rate changes on cash and cash equivalents	41	(176)	379
Cash and cash equivalents - end of year	$ 5,380	$ 6,154	$ 7,068